Northern Lights Fund Trust

AlphaCore Absolute Fund

Incorporated herein by reference is the definitive version of the supplement for AlphaCore Absolute Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 6, 2016 (SEC Accession No. 0001580642-16-011460).